TYPE			13F-HR
PERIOD			06/30/02
FILER
CIK			0001107213
CCC			nodxp$4c
FILER
SROS			None
SUBMISSION-CONTACT
NAME			E. Todd Briddell
PHONE			610-818-4650
SUBMISSION-CONTACT
NOTIFY-INTERNET		ETBriddell@Urdang.com

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2002
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA  AUGUST  15, 2002
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	41
Form 13F Information Table Value Total:	$280,972

List of Other Included Managers:

FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corporation                        00163T109     3153   101700 SH       SOLE                   101700
Apartment Investment and Manag                  03748R101    12930   262800 SH       SOLE                   262800
Archstone Communities Trust                     039583109    16473   616985 SH       SOLE                   616985
Avalon Bay Communities                          053484101     4256    91131 SH       SOLE                    91131
BRE Properties, Inc.                            05564E106     6701   215400 SH       SOLE                   215400
Boston Properties                               101121101    11681   292400 SH       SOLE                   292400
Boykin Lodging Co.                              103430104     1443   132000 SH       SOLE                   132000
Camden Property Trust                           133131102     7521   203100 SH       SOLE                   203100
CarrAmerica Realty Corp.                        144418100    17409   564300 SH       SOLE                   564300
Catellus Development Corp                       149111106     2550   124900 SH       SOLE                   124900
Chateau Communities, Inc.                       161726104     5162   168700 SH       SOLE                   168700
Crescent Equities, Inc.                         225756105     5574   298100 SH       SOLE                   298100
Entertainment Properties Trust                  29380T105     2857   115900 SH       SOLE                   115900
Equity Inns Inc.                                294703103     2546   316300 SH       SOLE                   316300
Equity Office Properties Trust                  294741103    11498   381991 SH       SOLE                   381991
Essex Property Trust, Inc.                      297178105     2029    37100 SH       SOLE                    37100
First Industrial Realty Trust,                  32054K103     6646   202300 SH       SOLE                   202300
General Growth Properties                       370021107     9986   195800 SH       SOLE                   195800
Glimcher Realty Trust                           379302102      795    43000 SH       SOLE                    43000
Heritage Property Investment                    42725M107     5540   207400 SH       SOLE                   207400
Home Properties of New York, I                  437306103    14983   394900 SH       SOLE                   394900
Hospitality Properties Trust                    44106M102     4044   110800 SH       SOLE                   110800
Host Marriott Corp                              44107P104     7913   700300 SH       SOLE                   700300
Kimco Realty Corp.                              49446R109     6470   193200 SH       SOLE                   193200
Liberty Property Trust                          531172104     4623   132100 SH       SOLE                   132100
Macerich Company                                554382101     7796   251500 SH       SOLE                   251500
Meristar Hospitality Corp                       58984Y103     7912   518800 SH       SOLE                   518800
Mills Corp                                      601148109     8711   281000 SH       SOLE                   281000
New Plan Excel Realty Trust                     648053106     2291   110000 SH       SOLE                   110000
Prentiss Properties, Inc.                       740706106     7147   225100 SH       SOLE                   225100
Prologis Trust                                  743410102    14708   565700 SH       SOLE                   565700
Public Storage, Inc.                            74460D109     9995   269400 SH       SOLE                   269400
Regency Realty Corp.                            758849103     2912    98200 SH       SOLE                    98200
SL Green Realty                                 78440X101     1540    43200 SH       SOLE                    43200
Simon Property Group, Inc.                      828806109    14839   402800 SH       SOLE                   402800
Starwood Hotels & Resorts Worl                  85590A203     3990   121300 SH       SOLE                   121300
Sun Communities, Inc.                           866674104     4864   116500 SH       SOLE                   116500
Taubman Centers Inc.                            876664103     3163   207400 SH       SOLE                   207400
United Dominon Realty                           910197102     5862   372200 SH       SOLE                   372200
Vornado Realty Trust                            929042109    10104   218700 SH       SOLE                   218700
Weingarten Realty Investment T                  948741103      354    10000 SH       SOLE                    10000